U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

                        Read instructions at end of Form
                          before preparing Form. Please
                                 print or type.

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1.     Name and address of issuer:

       PRAGMA Investment Trust
       312 Walnut Street, 21st Floor
       Cincinnati, Ohio 45202
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2.     Name of each series or class of funds for which this notice is filed:

       PRAGMA Providence Fund
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3.     Investment Company Act File Number: 811-07485

       Securities Act File Number: 333-00271
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4.     Last day of fiscal year for which this notice is filed:

       March 31, 1997
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5.     Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                               [  ]
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6.     Date of termination of issuer's declaration under rule
       24f-2(a)(1), if applicable (see Instruction A.6):

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7.     Number and amount of securities of the same class or
       series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

       None
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8.     Number and amount of securities registered during the
       fiscal year other than pursuant to rule 24f-2:

       None


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9.     Number and aggregate sale price of securities sold during the fiscal year:
                                    NUMBER
                                   OF SHARES     SALE PRICE
                                   ---------    ------------
PRAGMA Providence Fund              366,602     $ 3,699,846
                                   ---------    ------------
            ISSUER TOTALS           366,602     $ 3,699,846
                                   =========    ============
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10.    Number and aggregate sale price of securities sold during
       the fiscal year in reliance upon registration pursuant to
       rule 24f-2:
                                    NUMBER
                                   OF SHARES     SALE PRICE
                                   ---------    ------------
PRAGMA Providence Fund              366,602     $ 3,699,846
                                   ---------    ------------
             ISSUER TOTALS          366,602     $ 3,699,846
                                   =========    ============
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11.    Number and aggregate sale price of securities issued
       during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

         None
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12.  Calculation of registration fee:

         (i)        Aggregate sale price of securities
                    sold during the fiscal year in
                    reliance on rule 24f-2 (from Item 10):     $ 3,699,846
                                                               -----------
         (ii)       Aggregate price of shares issued in
                    connection with dividend reinvestment
                    plans (from Item 11, if applicable):              NONE
                                                               -----------
         (iii)      Aggregate price of shares redeemed or
                    repurchased during the fiscal year
                    (if applicable):                                -9,620
                                                               -----------
         (iv)       Aggregate price of shares redeemed or
                    repurchased and previously applied as
                    a reduction to filing fees pursuant to
                    rule 24e-2 (if applicable):                    +  NONE
                                                               -----------
         (v)        Net aggregate price of securities sold
                    and issued during the fiscal year in
                    reliance on rule 24f-2 [line (i), plus
                    line (ii), less line (iii), plus line
                    (iv)] (if applicable):                       3,690,226
                                                               -----------


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         (vi)       Multiplier prescribed by Section 6(b)
                    of the Securities Act of 1933 or other
                    applicable law or regulation (see
                    Instruction C.6):                        x .0003030303
                                                             -------------
         (vii)      Fee due [line (i) or line (v)
                    multiplied by line (vi)]:                $    1,118.25
                                                             =============

Instruction:    Issuers should complete lines (ii), (iii), (iv), and (v)
                only if the form is being filed within 60 days after the
                close of the issuer's fiscal year.  See Instruction C.3.
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13.    Check box if fees are being remitted to the Commission's
       lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17
       CFR 202.3a).

                                                     [X]

       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                                 May 27, 1997

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                        SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)*/s/ Tina D. Hosking
                               ----------------------------
                               Tina D. Hosking, Secretary
                               --------------------------------------
       Date: May 30, 1997
             --------------

       *Please print the name and title of the signing officer below the signature.



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                           COUNTRYWIDE
                       FUND SERVICES, INC.

April 28, 1997

PRAGMA Investment Trust
312 Walnut Street, 21st Floor
Cincinnati, Ohio  45202

Ladies and Gentlemen:

Re:  Rule 24f-2 Opinion
     ------------------
I have been requested to render an opinion in connection with the filing by PRAGMA Investment Trust (herein referred to as the "Trust") of a Rule 24f-2 Notice with respect to the fiscal year ended March 31, 1997 (the "Notice").

Reference is made to paragraph 10 of such Notice, wherein the Trust reports the sale of 366,602 shares of its PRAGMA Providence Fund during the fiscal year ended March 31, 1997 in reliance upon registration under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940.

I have examined the Agreement and Declaration of Trust of the Trust as amended to date, the Bylaws of the Trust, records of the Trust concerning certain actions by the Trustees of the Trust, the current Prospectus of the Trust and supplements thereto, and the form of the Rule 24f-2 Notice.

Based upon the foregoing and assuming that all of such shares were sold in accordance with the terms of the Prospectus in effect at the time of sale, in my opinion the above-mentioned shares of the Trust have been legally issued and are fully paid and non-assessable by the Trust.

I consent to the submission of a copy of this opinion to the Securities and Exchange Commission in connection with the filing of the Trust's Rule 24f-2 Notice for the fiscal year ended March 31, 1997, as contemplated in Rule 24f-2(b)(1) under the Investment Company Act of 1940.

Very truly yours,

/s/ John F. Splain

John F. Splain
General Counsel










312 Walnut Street . Cincinnati, Ohio 45202 .513.629.2000 .800.543.8721


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